Note 11 - Share-Based Awards Plan (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2005 Plan I	2005 Plan II	2009 Plan	2011 Plan	2013 Plan	2015 Plan
Grant date	January 31, 2007	September 17, 2007	December 11, 2009	May 23, 2012	December 25, 2014
Expected life (years)	6.5	6.5	5.25	5.25	4.75	N/A
Risk-free interest rate	4.82%	4.32%	2.94%	0.71%	1.75%	N/A
Expected volatility	75%	75%	100%	82.25%	61.18%	N/A
Expected dividend yield	0%	0%	0%	0%	0%	N/A
Forfeiture rate	3%	3%	3%	3%	3%	N/A

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number of options	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (years)
Outstanding as of January 1, 2015	721,025	$6.70	-	5.68
Granted	-	$-	-	-
Exercised	(224,075)	$4.98	$1,242,486	4.89
Forfeited	(118,625)	$6.78	449,710	-
Outstanding as of December 31, 2015	292,100	$4.59	$1,259,558	5.90
Exercisable as of December 31, 2015	162,100	$4.59	$673,258	5.88

Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value [Table Text Block]
	Number	Weighted Average Grant-date Fair Value
Non-vested on January 1, 2015	303,125	$2.23
Granted	-	$-
Vested	(108,625)	$2.08
Forfeited	(64,500)	$2.23
Non-vested on December 31, 2015	130,000	$2.19

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
	Number	Weighted Average Grant-date Fair Value
Non-vested on January 1, 2015	135,344	$4.19
Granted	-	$-
Vested	(48,000)	$3.97
Forfeited	(43,344)	$4.22
Non-vested on December 31, 2015	44,000	$4.39